SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2018 USD ($)
Impairment of long-lived assets
Impairment of long-lived assets	$ 2,061,000	¥ 13,448,000	¥ 0		¥ 0
Investments
Impairment of available-for-sale investment		0	0	$ 0
Impairment of cost method investment | ¥		¥ 0	0		¥ 0
Accumulated deficit	$ (340,957,000)		¥ (2,152,240,000)			¥ (2,224,747,000)
ASC 321
Investments
Accumulated deficit | $							$ 0